Shareholder Fees {- Fidelity Balanced K6 Fund}	Oct. 30, 2020 USD ($)
08.31 Fidelity Balanced K6 Fund PRO-05 | Fidelity Balanced K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none